UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [X]; Amendment Number:  1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann Burnham                Lincoln, MA           August 10, 2010
     ---------------------          -------------         -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           44

Form 13F Information Table Value Total:  $   174,743
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------   --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------   --------  -------  ----  ----  ----------   --------  ----  ------  ----
ABBOTT LABORATORIES CMN        COM             002824100      220       4,070 SH          SOLE                                 4,070
ALTRIA GROUP, INC. CMN         COM             02209S103    1,523      77,600 SH          SOLE                                77,600
AT&T INC COM                   COM             00206R102    5,329     190,127 SH          SOLE                               190,127
Bank of America Corp.          COM             060505104    1,968     130,672 SH          SOLE                               130,672
BARE ESCENTUALS, INC. CMN      COM             067511105    2,652     216,856 SH          SOLE                               216,856
BLACKROCK REAL ASSET EQUITY
  TR COM                       COM             09254B109    1,971     155,585 SH          SOLE                               155,585
BRISTOL-MYERS SQUIBB CO CMN    COM             110122108    1,667      66,000 SH          SOLE                                66,000
CHEVRON CORPORATION CMN        COM             166764100      336       4,360 SH          SOLE                                 4,360
Cisco Systems, Inc.            COM             17275R102      239       9,970 SH          SOLE                                 9,970
DELL INC CMN                   COM             24702R101      406      28,250 SH          SOLE                                28,250
DUKE ENERGY CORPORATION CMN    COM             26441C105    1,042      60,540 SH          SOLE                                60,540
ELPASO CORP COM                COM             28336L109      132      13,430 SH          SOLE                                13,430
General Electric               COM             369604103    6,097     402,999 SH          SOLE                               402,999
GOLDMAN SACHS GROUP INC COM    COM             38141G104    1,701      10,072 SH          SOLE                                10,072
GOOGLE, INC. CMN CLASS A       CL A            38259P508      546         880 SH          SOLE                                   880
HEWLETT-PACKARD CO. CMN        COM             428236103      406       7,873 SH          SOLE                                 7,873
Intel Corporation              COM             458140100      637      31,210 SH          SOLE                                31,210
INTL BUSINESS MACHINES CORP
  CMN                          COM             459200101      254       1,940 SH          SOLE                                 1,940
JPMORGAN CHASE & CO COM        COM             46625H100      409       9,809 SH          SOLE                                 9,809
LULULEMON ATHLETICA INC. CMN   COM             550021109      482      16,000 SH          SOLE                                16,000
MICROSOFT CORPORATION CMN      COM             594918104      208       6,833 SH          SOLE                                 6,833
Nektar Therapeutics            COM             640268108      140      15,000 SH          SOLE                                15,000
PATRIOT NATL BANCORP INC CMN   COM             70336F104      584     376,850 SH          SOLE                               376,850
PEPSICO INC CMN                COM             713448108      274       4,499 SH          SOLE                                 4,499
PFIZER INC. CMN                COM             717081103      676      37,173 SH          SOLE                                37,173
Phase Forward, Inc.            COM             71721R406      230      15,000 SH          SOLE                                15,000
PowerShares QQQ Total Ret
  Ser I                        UNIT SER 1      73935A104    3,790      82,840 SH          SOLE                                82,840
PROCTER&GAMBLE CO (THE) CMN    COM             742718109      246       4,054 SH          SOLE                                 4,054
REYNOLDS AMERICAN INC. CMN     COM             761713106    3,655      69,000 SH          SOLE                                69,000
THERMO FISHER SCIENTIFIC INC
  CMN                          COM             883556102      997      20,906 SH          SOLE                                20,906
VERIZON COMMUNICATIONS INC
  COM                          COM             92343V104      521      15,732 SH          SOLE                                15,732
WINDSTREAM CORPORATION CMN     COM             97381W104      289      26,318 SH          SOLE                                26,318
ALPINE GLOBAL PREMIER PPTYS
  FD SBI                       COM SBI         02083A103      196      31,516 SH          SOLE                                31,516
Eaton Vance Tax-Mgd.
  Buy-Write Opp                COM             27828Y108    9,008     598,559 SH          SOLE                               598,559
iShares DJ Div Select Ind      DJ SEL DIV INX  464287168    9,144     208,250 SH          SOLE                               208,250
IShares Russ 2000 Val Sm Cap   RUSL 2000 VALU  464287630    1,612      27,780 SH          SOLE                                27,780
ISHARES RUSS 3000 IND          RUSSELL 3000    464287689    2,820      43,196 SH          SOLE                                43,196
ISHARES TR IND RUSS 2000       RUSSELL 2000    464287655    3,653      58,506 SH          SOLE                                58,506
ISHARESTR RUSS 3000 VAL IND
  FD                           RUSL 3000 VALU  464287663      549       7,294 SH          SOLE                                 7,294
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1      595635103    2,911      22,100 SH          SOLE                                22,100
PROSHARES ULT SHORT500 FD      PSHS ULSHT
                                 SP500         74347r883    2,659      75,865 SH          SOLE                                75,865
S&P 500 Spyder Tr Ser I        UNIT SER 1      78462F103   42,778     383,869 SH          SOLE                               383,869
VODAFONE GROUP PLC NEW         COM             92857W209    1,589      68,800 SH          SOLE                                68,800
SIMON PROPERTY GROUP INC CMN   COM             828806109   58,198     729,305 SH          SOLE                               729,305
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